Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Preferred stock par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	0
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.0001	$ 0.00001
Common stock, shares authorized	250,000,000	10,000,000
Common stock, shares issued	62,378,996	9,656,100
Common stock, shares outstanding	56,765,533	0